Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable
Trade creditors	$ 4,893	$ 3,443
Accounts payable to shareholders	1,563	1,716
Accounts payable to Board Members	632	1,387
Accounts payable to other related parties	617	673
Accounts payable to underwriters, promoters, and employees	2,856	901
Other accounts payable	6,257	1,953
Total accounts payable	$ 16,818	$ 10,073